UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Digital Century Capital

Address:  660 Madison Avenue
          14th Floor
          New York, NY 10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Rajiv J. Chaudhri
Title:    Managing Member
Phone:    (212) 821-1809


Signature, Place and Date of Signing:

/s/ Rajiv J. Chaudhri            New York, NY           August 11, 2003
-----------------------     ----------------------   -----------------------
     [Signature]                [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: $49,313,850.00


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                   FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                         Title of                Value as of                      Investment     Other
Name                     Class      CUSIP        June 30, 2003   Shares   SH/PRN  Discretion     Managers   Sole
----                     -----      -----        -------------   ------   ------  ----------     --------   ----
AOL Time Warner Inc.     Common     00184A105    $5,470,600      340,000  SH      Sole           None       340,000
Adobe Sys Inc.           Common     00724F101    $2,533,530       79,000  SH      Sole           None        79,000
BEA Sys Inc.             Common     073325102    $3,735,270      343,000  SH      Sole           None       343,000
Brocade Com. Sys.        Common     111621108      $591,000      100,000  SH      Sole           None       100,000
Cisco Sys. Inc.          Common     17275R102    $3,928,860      234,000  SH      Sole           None       234,000
eBay                     Common     278642103    $3,952,000       38,000  SH      Sole           None        38,000
EMC Corp                 Common     268648102    $2,271,990      217,000  SH      Sole           None       217,000
Extreme Networks         Common     30226D106      $332,010       63,000  SH      Sole           None        63,000
IBM                      Common     459200101    $3,135,000       38,000  SH      Sole           None        38,000
Juniper Networks         Common     48203R104    $1,571,220      126,000  SH      Sole           None       126,000
Motorola                 Common     620076109    $2,536,670      269,000  SH      Sole           None       269,000
Network Associates       Common     640938106    $2,066,840      163,000  SH      Sole           None       163,000
Openwave                 Common     683718100      $378,000      189,000  SH      Sole           None       189,000
Overture                 Common     69039r100    $2,284,380      126,000  SH      Sole           None       126,000
Qualcomm                 Common     747525103    $3,132,000       87,000  SH      Sole           None        87,000
Research in Motion       Common     760975102    $1,405,300       65,000  SH      Sole           None        65,000
SAP                      Common     803054204    $2,162,280       74,000  SH      Sole           None        74,000
Veritas Software Co.     Common     923436109    $3,314,300      115,000  SH      Sole           None       115,000
Yahoo                    Common     984332106    $4,512,600      138,000  SH      Sole           None       138,000

                                      Total:    $49,313,850








02075.0001 #422444